WARRANTS AND OPTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Warrants And Options
WARRANTS AND OPTIONS

NOTE 12 – WARRANTS AND OPTIONS

As of September 30, 2021, there were 55,220,633 warrants issued and outstanding. As of December 31, 2020, there were 3,395,000 warrants outstanding to acquire additional shares of Common Stock.

The Company evaluates outstanding warrants as derivative liabilities and will recognize any changes in the fair value through earnings. The Company determined that the Warrants have an immaterial fair value on September 30, 2021. The warrants do not trade in a highly active securities market, and as such, the Company estimated the fair value of these Common Stock equivalents using Black-Scholes and the following assumptions:

Expected volatility was based primarily on historical volatility. Historical volatility was computed using daily pricing observations for recent periods. The Company believes this method produced an estimate that was representative of the Company’s expectations of future volatility over the expected term which due to their maturity period as expiry, it was three years. The Company had no reason to believe future volatility over the expected remaining life of these Common Stock equivalents was likely to differ materially from historical volatility. Expected life was based on three years due to the expiry of maturity. The risk-free rate was based on the U.S. Treasury rate that corresponded to the expected term of the Common Stock equivalents.

	September 30, 2021 (unaudited)	December 31, 2020 (audited)

Stock Price	$.06345	$0.104
Exercise Price	$0.10	$0.26
Term (expected in years)	3.0	4.73
Volatility	203.44%	259.2%
Annual Rate of Dividends	0.0%	0.0%
Risk Free Rate	1.55%	0.18%

Stock Purchase Warrant

The following table summarizes all warrant activity for the year ended December 31, 2020, and the nine months ended September 30, 2021.

	Shares	Weighted-Average Exercise Price Per Share	Remaining term	Intrinsic value

Outstanding and Exercisable at December 31, 2019	2,420,000	$0.61	.23 years	-
Granted	2,550,000	$0.12	4.23 years	-
Exercised			-	-
Expired	(1,575,000)	-	-	-
Outstanding and Exercisable at December 31, 2020	3,395,000	$0.26	4.00 years	-
Granted	51,945,633	$0.10	2.04 years-	-
Exercised	-	-	-	-
Expired	(120,000)	-	-	-
Outstanding and Exercisable on September 30, 2021	55,220,633	$0.11	1.92 years	-

NOTE 12 – WARRANTS AND OPTIONS

Since September 16, 2016, in connection with the convertible debenture –related party (see Note 8 – Convertible Debenture – Related Party) the Company issued three-year warrants to purchase 2,405,000 shares of the Company’s Common Stock at $1.00 per share. In conjunction with the conversion of convertible debt at April 30, 2018, the Company agreed to reduce the exercise price of the Warrants to $.50 per share.

On June 19, 2017, the Company issued five-year warrants to purchase 500,000 shares of the Company’s Common Stock at $0.50 per share as compensation.

In October 2020, the Company issued five-year warrants to purchase 2.500,000 shares of the Company’s Common Stock at $0.10 per share in connection with short term financing. In November 2020, the Company issued two-year warrants to purchase 50,000 shares of the Company’s Common Stock at $1.00 per share in connection with short term financing.

As of December 31, 2018, there were 2,245,000 warrants issued and outstanding. As of December 31, 2020, there were 3,395,000 warrants outstanding to acquire additional shares of Common Stock.

The Company evaluates outstanding warrants as derivative liabilities and will recognize any changes in the fair value through earnings. The Company determined that the Warrants have an immaterial fair value at December 31, 2020. The warrants do not trade in a highly active securities market, and as such, the Company estimated the fair value of these Common Stock equivalents using Black-Scholes and the following assumptions:

Expected volatility was based primarily on historical volatility. Historical volatility was computed using daily pricing observations for recent periods. The Company’s Common Stock has not traded so the volatility computation was based on other similarly situated companies. The Company believes this method produced an estimate that was representative of the Company’s expectations of future volatility over the expected term which due to their maturity period as expiry, it was three years. The Company had no reason to believe future volatility over the expected remaining life of these Common Stock equivalents was likely to differ materially from historical volatility. Expected life was based on three years due to the expiry of maturity. The risk-free rate was based on the U.S. Treasury rate that corresponded to the expected term of the Common Stock equivalents.

	December 31, 2020	December 31, 2019

Stock Price	$0.104	$0.285
Exercise Price	$0.26	$1.00
Term (expected in years)	4.73	3.00
Volatility	259.2%	262.4%
Annual Rate of Dividends	0.0%	0.0%
Risk-Free Rate	0.18%	1.92%

Stock Purchase Warrant

The following table summarizes all warrant activity for the years ended December 31, 2020 and 2019.

	Shares	Weighted-Average Exercise Price Per Share	Remaining term	Intrinsic value
Outstanding, December 31, 2018	2,245,000	$0.57	1.05 years	-
Granted	425,000	$.41	1.34 years	-
Exercised	250,000	$0.01	-	-
Expired	-	-	-	-
Outstanding and Exercisable at December 31, 2019	2,420,000	$0.61	.73 years	-
Granted	2,550,000	$0.12	4.75 years	-
Exercised			-	-
Expired	(1,475,000)	-	-	-
Outstanding and Exercisable at December 31, 2020	3,495,000	$0.26	4.73 years	-